SUPPLEMENT TO THE
RETIREMENT MONEY MARKET PORTFOLIO
OCTOBER 20, 1998
PROSPECTUS
The following information replaces the second paragraph found under the heading "Investment Principles and Risks" on page P-7:
The fund complies with industry-standard requirements for the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price.
   While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses
regardless of the insurance.     The fund will purchase only
high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
SUPPLEMENT TO THE
RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO OCTOBER 20, 1998
PROSPECTUS
The following information replaces the second paragraph found under the heading "Investment Principles and Risks" on page P-7:
The fund complies with industry-standard requirements for the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price.
   While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses
regardless of the insurance.     The fund will purchase only
high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.